Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Phone: (215) 988-2700

Facsimile: (215) 988-2757

www.drinkerbiddle.com

August 23, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Roxbury Funds
(1933 Act Registration No. 333-133691)
(1940 Act Registration No. 811-21897)

Ladies and Gentlemen:

On behalf of The Roxbury Funds (the “Trust”), transmitted herewith for filing is Post-Effective Amendment No. 6 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to bring the prospectus and statement of additional information for the Trust into compliance with the recent amendments to Form N-1A.  Prior to the effective date of this Amendment, the Trust intends to make a filing pursuant to Rule 485(b) under the 1933 Act to update the Trust’s performance and financial information and make other non-material changes.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2867.

Sincerely,

/s/ Michelle M. Lombardo
Michelle M. Lombardo

Enclosures